Private Placement Warrants (FY) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement Warrants (Details) [Line Items]
Initial fair value of private warrants	$ 6,230,000
Excess of initial fair value of the warrants	$ 2,670,000
Private Placement Warrant [Member]
Private Placement Warrants (Details) [Line Items]
Price per share (in Dollars per share)	$ 1.50	$ 1.50
Aggregate price	$ 8,900,000	$ 8,900,000
Initial fair value of private warrants		6,230,000
Excess of initial fair value of the warrants		$ 2,670,000
Initial Public Offering [Member] | Private Placement Warrant [Member]
Private Placement Warrants (Details) [Line Items]
Aggregate of shares (in Shares)		5,933,333
Class A Ordinary Shares [Member]
Private Placement Warrants (Details) [Line Items]
Exercise price per share (in Dollars per share)	$ 11.50	$ 11.50